UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000

Check here if Amendment 		        [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	   LVM Capital Management, Ltd.
Address:	7840 Moorsbridge Road
		       Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Michelle M. Larabee
Title:	Director of Operations
Phone:	616-321-8120

Signature, Place, and Date of Signing:

	Michelle M. Larabee	   Portage, Michigan	   April 27,2000

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		62

Form 13F Information Table Value Total:		$151,130

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      244     6940 SH       SOLE                     6940
ADOBE SYSTEMS                  COM              00724f101     9862    88595 SH       SOLE                    88595
AMERICAN EXPRESS               COM              025816109     3411    22900 SH       SOLE                    22900
AMERICAN HOME PRODUCTS         COM              026609107     1027    19100 SH       SOLE                    19100
AMERICAN INTERNATIONAL GROUP   COM              026874107     9092    83034 SH       SOLE                    83034
APPLE COMPUTER                 COM              037833100      231     1700 SH       SOLE                     1700
APPLIED MATERIALS              COM              038222105     1049    11130 SH       SOLE                    11130
AT&T                           COM              001957109     6324   112293 SH       SOLE                   112293
BANK OF AMERICA                COM              060505104      495     9438 SH       SOLE                     9438
BANK ONE                       COM              059438101      466    13501 SH       SOLE                    13501
BELL ATLANTIC                  COM              077853109      446     7296 SH       SOLE                     7296
BLYTH INDUSTRIES               COM              09643p108     4116   150700 SH       SOLE                   150700
BP AMOCO PLC ADR               COM              055622104      958    17996 SH       SOLE                    17996
BRISTOL MYERS SQUIBB           COM              110122108     2872    49522 SH       SOLE                    49522
CARDINAL HEALTH                COM              14149y108     5053   110148 SH       SOLE                   110148
CASEY'S GENERAL STORES         COM              147528103     2656   244235 SH       SOLE                   244235
CHASE MANHATTAN                COM              16161A108     3728    42760 SH       SOLE                    42760
CHEVRON                        COM              166751107      687     7430 SH       SOLE                     7430
CISCO SYSTEMS                  COM              17275r102     2230    28850 SH       SOLE                    28850
CITIGROUP                      COM              172967101     3740    62462 SH       SOLE                    62462
CORNING                        COM              219350105     2152    11092 SH       SOLE                    11092
DENTSPLY INTERNATIONAL         COM              249030107      424    14950 SH       SOLE                    14950
EXXON MOBIL                    COM              30231g102     3761    48255 SH       SOLE                    48255
FANNIE MAE                     COM              313586109     3506    61977 SH       SOLE                    61977
FIRST UNION                    COM              337358105      718    19275 SH       SOLE                    19275
FIRSTAR CORPORATION            COM              33763v109      421    18342 SH       SOLE                    18342
FORD                           COM              345370100      582    12663 SH       SOLE                    12663
GENERAL ELECTRIC               COM              369604103     2237    14376 SH       SOLE                    14376
GTE                            COM              362320103     5449    76750 SH       SOLE                    76750
HEWLETT PACKARD                COM              428236103      269     2025 SH       SOLE                     2025
ING GROEP ADR                  COM              456837103      719    13080 SH       SOLE                    13080
INTEL                          COM              458140100    13741   104150 SH       SOLE                   104150
INTERNATIONAL BUSINESS MACHINE COM              459200101     7907    67006 SH       SOLE                    67006
J.P. MORGAN                    COM              616880100      567     4300 SH       SOLE                     4300
JACOBS ENGINEERING             COM              469814107     2644    82950 SH       SOLE                    82950
JOHNSON & JOHNSON              COM              478160104      453     6454 SH       SOLE                     6454
LANDAUER                       COM              51476K103      294    16100 SH       SOLE                    16100
LEXMARK INTERNATIONAL          COM              529771107      338     3200 SH       SOLE                     3200
LUCENT TECHNOLOGIES            COM              549463107      235     3834 SH       SOLE                     3834
MBIA                           COM              55262C100      536    10300 SH       SOLE                    10300
MEDTRONIC                      COM              585055106      667    12965 SH       SOLE                    12965
MELLON FINANCIAL               COM              58551a108     3057   102749 SH       SOLE                   102749
MERCK                          COM              589331107     1311    21110 SH       SOLE                    21110
MICROSOFT                      COM              594918104     1512    14230 SH       SOLE                    14230
NCI BUILDING SYSTEMS           COM              628852105     1812    96340 SH       SOLE                    96340
NISOURCE                       COM              65473p105      375    22200 SH       SOLE                    22200
PEOPLESOFT                     COM              712713106      348    17400 SH       SOLE                    17400
ROYAL DUTCH PETROLEUM          COM              780257804     1532    26500 SH       SOLE                    26500
SAFEWAY                        COM              786514208     3940    87065 SH       SOLE                    87065
SBC COMMUNICATIONS             COM              78387G103     1086    25779 SH       SOLE                    25779
SOUTHDOWN                      COM              841297104      247     4170 SH       SOLE                     4170
STMICRO- ELECTRONICS           COM              861012102     1760     9400 SH       SOLE                     9400
STRYKER                        COM              863667101     4910    70389 SH       SOLE                    70389
SUN MICROSYSTEMS               COM              866810104      510     5440 SH       SOLE                     5440
SUNGARD DATA SYSTEMS           COM              867363103     6041   160030 SH       SOLE                   160030
SYMANTEC                       COM              871503108     3416    45465 SH       SOLE                    45465
TELEFONICA SA  ADR             COM              879382208     3181    42766 SH       SOLE                    42766
TJX                            COM              872540109      934    42100 SH       SOLE                    42100
UNITED PARCEL SERVICE CL B     COM              911312106      220     3500 SH       SOLE                     3500
UNUMPROVIDENT                  COM              91529y106      191    11300 SH       SOLE                    11300
WATSON PHARMACEUTICALS         COM              942683103     7635   192375 SH       SOLE                   192375
WICOR                          COM              929253102      806    26000 SH       SOLE                    26000